MERGER WITH FRONTLINE 2012 (Details 5) - USD ($) $ in Thousands	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Current assets	$ 408		$ 2,126
Vessels and equipment, net	1,189,198		861,919
Vessels and equipment under capital lease, net	694,226		0
Investment in finance lease, long term portion	40,656		0
Short-term debt and current portion of long-term debt	(57,575)		(44,052)
Current portion of obligations under capital lease	(89,798)		0
Other current liabilities	(15,875)		(140,630)
Long-term debt	(748,881)		(473,523)
Obligations under capital lease, long term portion	(446,553)		0
Other non-current liabilities	$ (2,840)		$ 0
Fair value of net assets acquired and liabilities assumed		$ 333,298
Reverse acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		87,443
Current assets		145,601
Vessels and equipment, net		132,712
Vessels and equipment under capital lease, net		706,219
Favorable newbuilding contracts		16,523
Investment in finance lease, long term portion		41,468
Short-term debt and current portion of long-term debt		(4,004)
Current portion of obligations under capital lease		(96,123)
Other current liabilities		(91,250)
Long-term debt		(52,516)
Obligations under capital lease, long term portion		(453,007)
Other non-current liabilities		(99,768)
Fair value of net assets acquired and liabilities assumed		$ 333,298